Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2021
Property and equipment, net
Schedule of property and equipment, net

	As of
	December 31,	As of December 31,
	2020	2021	2021
	RMB	RMB	US$
Computer and transmission equipment	22,107,077	19,521,668	3,063,376
Furniture and office equipment	3,663,257	2,781,360	436,456
Leasehold improvements	21,682,197	22,803,702	3,578,398
Motor vehicles	816,103	816,103	128,064
Total property and equipment	48,268,634	45,922,833	7,206,294
Accumulated depreciation	(37,132,035)	(39,734,571)	(6,235,221)
Property and equipment, net	11,136,599	6,188,262	971,073